Securities Act File No. 333-273448

As filed with the Securities and Exchange Commission on November 3, 2023

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective on immediately pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended

This Post-Effective Amendment consists of the following:

(1) Facing Sheet of the Registrant Statement.

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-273448) filed with the Securities and Exchange Commission on August 25, 2023 (SEC Accession No 0001193125-23-221357).

This Post-Effective Amendment is being filed solely for the purpose of filing the final Agreement and Plan of Reorganization as Exhibit 4 and the final Opinion of Counsel as to tax matters as Exhibit 12 to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15.   Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.   Exhibits

List all exhibits filed as part of the Registration Statement.

1	Amended and Restated Declaration of Trust, filed previously with PEA 212 on December 23, 2015

1(a)	Amendment No. 1 dated March 11, 2021 to Amended and Restated Declaration of Trust, filed previously with PEA 297 on April 30, 2021

2	By-laws, filed previously with PEA 89 on February 28, 2008

3	n/a

4	Agreement and Plan of Reorganization, filed herein

5	See Exhibits 1 and 2

6 (1)	Management Agreement between Registrant and Transamerica Asset Management, Inc. (“TAM”) dated March 1, 2016, filed previously with PEA 213 on February 25, 2016

a. Amended Schedule A to Management Agreement dated March 31, 2023, filed previously with PEA 309 to Registration Statement on March 28, 2023 (“PEA 309”)

(2)	Sub-Advisory Agreement between TAM and PineBridge Investments LLC, dated March 1, 2014, filed previously with PEA 183 on February 28, 2014

a. Amendment to Sub-Advisory Agreement dated December 8, 2014 on behalf of Transamerica Inflation Opportunities and Transamerica Unconstrained Bond, filed previously with PEA 192 on December 3, 2014

b. Amendment to Sub-Advisory Agreement dated October 1, 2015, filed previously with PEA 216 on April 29, 2016

c. Amendment to Sub-Advisory Agreement dated June 29, 2018 on behalf of Transamerica Inflation-Protected Securities, filed previously with PEA 263 on August 30, 2018.

d. Amendment to Sub-Advisory Agreement Dated September 1, 2018 on behalf of Transamerica Inflation Opportunities, Transamerica Inflation-Protected Securities, Transamerica Large Core ESG, Transamerica Large Value Opportunities and Transamerica Unconstrained Bond, filed previously with PEA 268 on December 19, 2018

e. Amendment to Sub-Advisory Agreement dated August 28, 2020, filed previously with PEA 295 on February 26, 2021

7	Underwriting Agreement between Registrant and Transamerica Capital, Inc. (“TCI”) dated November 1, 2007, filed previously with PEA 89 on February 28, 2008

a. Updated Schedule I to Underwriting Agreement dated March 31, 2023, filed previously with PEA 309

8	N/A

9	Custody Agreement between Registrant and State Street Bank and Trust Company dated January 1, 2011, filed previously with PEA 126 on April 29, 2011

a. Amendment to Appendix A-1 of Custody Agreement dated November 30, 2015 filed previously with PEA 213 on February 25, 2016

b. Amendment to Custody Agreement dated December 17, 2012, filed previously with PEA 170 to Registration Statement on February 12, 2013 (“PEA 170”)

c. Amended Appendix A-1 (Mutual Funds) of Custody Agreement dated March 31, 2023, filed previously with PEA 309

10 (1)	Amended and Restated Plan of Distribution under Rule 12b-1 dated March 1, 2015, filed previously with PEA 197 on February 27, 2015

a. Amended Schedule A to 12b-1 Plan dated March 31, 2023, filed previously with PEA 309

(2)	Amended and Restated Plan for Multiple Classes of Shares dated as of March 1, 2023 (including Schedule A), filed previously with PEA 309

11	Opinion of counsel as to the legality of the securities being registered, filed previously with the Registration Statement on Form N-14 on July 26, 2023

12	Opinion of counsel as to tax matters pertaining to the reorganization of Transamerica Inflation-Protected Securitjes with and into Transamerica Inflation Opportunities, filed herein

13 (1)	Amended and Restated Expense Limitation Agreement, dated March 1, 2005 and amended and restated as of March 1, 2021, filed previously with PEA 295 on February 26, 2021

a. Amendment to Amended and Restated Expense Limitation Agreement dated as of March 1, 2022, filed previously with PEA 300 on February 28, 2022 (“PEA 300”)

b. Amended Schedules A and B dated March 31, 2023, filed previously with PEA 309

(2)	Master Sub-Administration Agreement between Registrant and State Street Bank and Trust Company dated December 17, 2012, filed previously with PEA 170

a. Novation Agreement dated April 7, 2016 on behalf of Master Sub-Administration Agreement between Registrant and State Street Bank and Trust Company, filed previously with PEA 230 on September 29, 2016

b. Amended Schedule (Mutual Funds) dated March 31, 2023 filed previously with PEA 309

(3)	Amended and Restated Transfer Agency Agreement between Registrant and Transamerica Fund Services, Inc. (“TFS”) dated December 17, 2020, filed previously with PEA 295

Amendment to Amended and Restated Transfer Agency Agreement between Registrant and TFS dated March 1, 2022, filed previously with PEA 300

14	Consent of Independent Registered Certified Public Accounting Firm, filed previously with PEA 1 on August 25, 2023

15	n/a

16	Power of Attorney, filed previously with the Registration Statement on Form N-14 on July 26, 2023

17 (1)	Joint Code of Ethics for Transamerica Funds and Transamerica Asset Management, Inc. dated September 1, 2022, filed previously with PEA 308 on February 28, 2023 (“PEA 308”)

(2)	Code of Ethics - PineBridge Investments LLC, filed previously with PEA 308

(3)	Prospectuses dated March 1, 2023, filed previously with PEA 308

(4)	Statement of Additional Information dated March 1, 2023, as Amended and Restated on June 16, 2023, filed previously with PEA 308

(5)	Annual Report to Shareholders for the year ended October 31, 2022, filed previously with Form N-CSR on January 3, 2023

(6)	Semi-Annual Report to Shareholders for the period ended April 30, 2023, filed previously with Form N-CSR on July 3, 2023

Item 17.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 3rd day of November, 2023.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 2 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit	Trustee, President and Chief	November 3, 2023
Marijn P. Smit	Executive Officer

/s/ Sandra N. Bane	Trustee	November 3, 2023
Sandra N. Bane*

/s/ Kent Callahan	Trustee	November 3, 2023
Kent Callahan*

/s/ Leo J. Hill	Trustee	November 3, 2023
Leo J. Hill*

/s/ Kathleen T. Ives	Trustee	November 3, 2023
Kathleen T. Ives*

/s/ Lauriann C. Kloppenburg	Trustee	November 3, 2023
Lauriann C. Kloppenburg*

/s/ Fredric A. Nelson III	Trustee	November 3, 2023
Fredric A. Nelson III*

/s/ John E. Pelletier	Trustee	November 3, 2023
John E. Pelletier*

/s/ Patricia L. Sawyer	Trustee	November 3, 2023
Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	November 3, 2023
John W. Waechter*

/s/ Alan F. Warrick	Trustee	November 3, 2023
Alan F. Warrick*

/s/ Vincent J. Toner	Vice President and Treasurer	November 3, 2023
Vincent J. Toner	(Principal Financial Officer and Principal Accounting Officer)

*By: /s/ Dennis P. Gallagher	Chief Legal Officer and Secretary	November 3, 2023
Dennis P. Gallagher **

** Attorney-in-fact pursuant to power of attorney as previously filed.

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Registration Statement on

Form N-14

Transamerica Funds

EXHIBIT INDEX

Exhibit Number Description of Exhibit

(4)	Agreement and Plan of Reorganization

(12)	Opinion of Counsel as to Tax Matters